Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents (note 6)	$ 50,611	$ 65,300
Trade and other receivables (note 7)	732	1,314
Inventory	229	73
Income taxes receivable	1,428	2,361
Prepaid expenses and other current assets (note 8)	2,488	1,772
Total current assets	55,488	70,820
Non-current assets
Restricted cash equivalents (note 6)	322	335
Property and equipment (note 9)	216	192
Identifiable intangible assets (note 10)		625
Goodwill (note 11)		8,130
Total non-current assets	538	9,282
Total assets	56,026	80,102
Current liabilities
Payables and accrued liabilities (note 12)	3,828	2,672
Provisions (note 13)	45	34
Income taxes payable (note 22)	108	115
Deferred revenues (note 5)	2,949	4,815
Lease liabilities (note 14)	114	130
Total current liabilities	7,044	7,766
Non-current liabilities
Deferred revenues (note 5)	1,684	1,493
Deferred gain (note 10)	110	98
Lease liabilities (note 14)	65	31
Employee future benefits (note 15)	11,159	17,485
Provisions (note 13)	188	243
Total non-current liabilities	13,206	19,350
Total liabilities	20,250	27,116
Shareholders’ equity
Share capital (note 16)	293,410	293,410
Warrants (note 17)	5,085	5,085
Other capital (note 18)	90,332	89,788
Deficit	(352,084)	(334,619)
Accumulated other comprehensive loss	(967)	(678)
Total Shareholders’ equity	35,776	52,986
Total liabilities and shareholders’ equity	$ 56,026	$ 80,102